Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 577,917	$ 592,216	$ 325,972
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	408,573	405,906	373,546
Provisions for cardholder losses	65,108	51,194	49,363
Share-based compensation	48,758	42,409	43,728
Provisions for bad debt expenses and billing adjustments	10,313	10,169	7,584
Charges for transaction processing provisions	7,163	11,716	5,351
Amortization of debt issuance costs	4,982	4,307	13,570
Dividends received from equity investments	24,921	20,589	15,246
(Gain) Loss on foreign currency	(109)	907	(1,748)
Amortization of bond discount	1,027	907	750
Loss on disposal of equipment, net	84	3,605	774
Excess tax benefit from share-based payment arrangements			(9,905)
Deferred income tax expense (benefit)	21,400	(172,488)	7,435
Equity in income of equity investments, net of tax	(45,156)	(40,532)	(26,115)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(34,834)	(29,729)	(73,235)
Changes in contract assets and contract liabilities	(2,771)	6,184	(2,262)
Contract cost assets	3,316
Prepaid expenses, other current assets and other long-term assets	16,402	3,089	(58,345)
Accounts payable	2,718	17,653	(12,562)
Accrued salaries and employee benefits	(12,543)	13,538	(2,597)
Other current liabilities and other long-term liabilities	(55,602)	(84,591)	61,734
Net cash provided by operating activities	1,041,667	857,049	718,284
Cash flows from investing activities:
Purchases of property and equipment	(113,266)	(70,039)	(51,132)
Additions to contract acquisition costs		(69,806)	(45,847)
Additions to internally developed computer software	(39,162)	(30,265)	(34,043)
Additions to licensed computer software from vendors	(89,756)	(25,916)	(11,551)
Cash used in acquisitions, net of cash acquired	(1,051,629)		(2,345,493)
Proceeds from sale of acquisition intangibles	3,847
Other investing activities	(4,183)	(2,718)	(4,930)
Net cash used in investing activities	(1,294,149)	(198,744)	(2,492,996)
Cash flows from financing activities:
Principal payments on long-term borrowings, capital lease obligations and license agreements	(2,812,366)	(421,306)	(724,084)
Purchase of noncontrolling interest	(126,000)	(70,000)	(5,878)
Dividends paid on common stock	(94,557)	(79,017)	(73,378)
Subsidiary dividends paid to noncontrolling shareholders	(3,777)	(5,997)	(5,548)
Repurchase of common stock under plans and tax withholding	(172,966)	(284,237)	(30,275)
Debt issuance costs	(16,004)		(26,555)
Excess tax benefit from share-based payment arrangements			9,905
Proceeds from borrowings of long-term debt	3,477,000	200,000	2,666,295
Proceeds from exercise of stock options	31,177	21,832	11,708
Net cash provided by (used in) financing activities	282,507	(638,725)	1,822,190
Cash, cash equivalents and restricted cash:
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(7,116)	5,980	(11,197)
Net increase (decrease) in cash, cash equivalents and restricted cash	22,909	25,560	36,281
Cash, cash equivalents and restricted cash at beginning of period	451,370	425,810	389,529
Cash, cash equivalents and restricted cash at end of period	474,279	451,370	425,810
Supplemental cash flow information:
Interest paid	154,487	112,705	84,420
Income taxes paid, net	$ 78,546	$ 269,113	$ 87,428